SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

09-03    GER    3000     5.6500       5.81	       Weeden & Co.
09-05    GER    2500     5.4400       5.75	       	""
09-09    GER    6800     5.4400       5.77	       	""
09-11    GER    3000     5.5677       6.00	       	""
09-12    GER     900     5.3500       5.75	       	""
09-16    GER    5000     5.0540       5.53	       	""
09-18    GER    8000     4.9438       5.22	       	""
09-23    GER    4000     4.5278       4.89	       	""
09-24    GER    4000     4.3500       4.80	       	""
09-25    GER    1000     4.3450       4.92	       	""
09-26    GER    3000     4.6500       5.06	       	""
09-30    GER   56700     4.4917       4.68	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          10/01/02